Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
16.1	Types of property, plant and equipment

Description of types of property, plant and equipment	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Property, plant and equipment, net
Land	23,579	23,620
Buildings	239,666	227,173
Other property, plant and equipment	35,418	32,645
Transport equipment	2,880	2,686
Supplies and accessories	4,183	4,579
Office equipment	459	420
Network and communication equipment	1,272	663
Mining assets	47,052	23,174
IT equipment	4,083	4,359
Energy generating assets	4,878	5,998
Constructions in progress	486,345	375,316
Machinery, plant and equipment	887,504	869,273
Total	1,737,319	1,569,906
Property, plant and equipment, gross
Land	23,579	23,620
Buildings	705,089	666,027
Other property, plant and equipment	234,238	257,247
Transport equipment	13,030	12,143
Supplies and accessories	26,101	25,531
Office equipment	11,607	11,441
Network and communication equipment	8,951	8,009
Mining assets	194,562	161,619
IT equipment	29,629	28,693
Energy generating assets	38,540	38,495
Constructions in progress	486,345	375,316
Machinery, plant and equipment	3,304,061	3,142,461
Total	5,075,732	4,750,602
Accumulated depreciation and value impairment of property, plant and equipment, total
Accumulated depreciation and impairment of buildings	(465,423)	(438,854)
Accumulated depreciation and impairment of other property, plant and equipment	(198,820)	(224,602)
Accumulated depreciation and impairment of transport equipment	(10,150)	(9,457)
Accumulated depreciation and impairment of supplies and accessories	(21,918)	(20,952)
Accumulated depreciation and impairment of office equipment	(11,148)	(11,021)
Accumulated depreciation and impairment of network and communication equipment	(7,679)	(7,346)
Accumulated depreciation and impairment of mining assets	(147,510)	(138,445)
Accumulated depreciation and impairment of IT equipment	(25,546)	(24,334)
Accumulated depreciation and impairment of energy generating assets	(33,662)	(32,497)
Accumulated depreciation and impairment of machinery, plant and equipment	(2,416,557)	(2,273,188)
Total	(3,338,413)	(3,180,696)

Description of classes of property, plant and equipment	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Property, plant and equipment, net
Pumps	28,184	32,525
Conveyor Belt	20,117	21,911
Crystallizer	22,145	24,102
Plant Equipment	173,335	170,263
Tanks	15,367	14,159
Filter	35,553	27,080
Electrical equipment/facilities	93,937	92,090
Other Property, Plant & Equipment	49,930	53,409
Site Closure	36,828	12,056
Piping	102,578	96,402
Well	226,347	238,670
Pond	41,906	41,319
Spare Parts (1)	41,277	45,287
Total	887.504	869,273

(1)	Spare parts is presented net of provision. The reconciliation of the spare parts provision as of December 31, 2020 and 2019 is as follows:

Reconciliation	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Opening balance	39,265	32,414
Increase in provisions	3,616	6,851
Closing balance	42,881	39,265

Disclosure of reconciliation of changes in property, plant and equipment [Text Block]

16.2	Conciliation of changes in property, plant and equipment by type:

Reconciliation of changes in property, plant and equipment by class as of December 31, 2020 and December 31, 2019:

Reconciliation of changes in property, plant and equipment by class as of December 31, 2020, gross amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	23,620	666,027	257,247	12,143	25,531	11,441	8,009	161,619	28,693	38,495	375,316	3,142,461	4,750,602
Additions	-	838	278	-	82	33	386	-	429	-	319,192	987	322,225
Disposals	-	-	(33,048)	-	(1)	-	-	-	-	-	-	(149)	(33,198)
Increase (decrease) in foreign currency translation difference	22	49	2	1	5	-	-	-	12	-	-	53	144
Reclassifications	-	32,179	9,940	886	488	133	558	32,943	548	45	(203,412)	125,692	-
Other increases (decreases)	(27)	5,996	(181)	-	(4)	-	(2)	-	(53)	-	(4,751)	35,017	35,995
Decreases for classification as held for sale	(36)	-	-	-	-	-	-	-	-	-	-	-	(36)
Total changes	(41)	39,062	(23,009)	887	570	166	942	32,943	936	45	111,029	161,600	325,130
Closing balance	23,579	705,089	234,238	13,030	26,101	11,607	8,951	194,562	29,629	38,540	486,345	3,304,061	5,075,732

Reconciliation of changes in property, plant and equipment by class as of December 31, 2020, accumulated depreciation	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	(438,854)	(224,602)	(9,457)	(20,952)	(11,021)	(7,346)	(138,445)	(24,334)	(32,497)	-	(2,273,188)	(3,180,696)
Changes
Disposals	-	-	33,048	-	1	-	-	-	-	-	-	148	33,197
Depreciation expense	-	(26,779)	(7,284)	(692)	(966)	(126)	(335)	(9,065)	(1,242)	(1,165)	-	(134,230)	(181,884)
Impairment	-	(23)	(21)	-	-	-	-	-	(12)	-	-	(9,507)	(9,563)
Increase (decrease) in foreign currency translation difference	-	(20)	(2)	(1)	(4)	(1)	-	-	(10)	-	-	(28)	(66)
Reclassifications	-	-	-	-	-	-	-	-	-	-	-	-	-
Other increases (decreases) (1)	-	253	41	-	3	-	2	-	52	-	-	248	599
Decreases for classification as held for sale	-	-	-	-	-	-	-	-	-	-	-	-	-
Total changes	-	(26,569)	25,782	(693)	(966)	(127)	(333)	(9,065)	(1,212)	(1,165)	-	(143,369)	(157,717)
Closing balance	-	(465,423)	(198,820)	(10,150)	(21,918)	(11,148)	(7,679)	(147,510)	(25,546)	(33,662)	-	(2,416,557)	(3,338,413)

Reconciliation of changes in property, plant and equipment by class as of December 31, 2020, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	23,620	227,173	32,645	2,686	4,579	420	663	23,174	4,359	5,998	375,316	869,273	1,569,906
Additions	-	838	278	-	82	33	386	-	429	-	319,192	987	322,225
Disposals	-	-	-	-	-	-	-	-	-	-	-	(1)	(1)
Depreciation expense	-	(26,779)	(7,284)	(692)	(966)	(126)	(335)	(9,065)	(1,242)	(1,165)	-	(134,230)	(181,884)
Deterioration	-	(23)	(21)	-	-	-	-	-	(12)	-	-	(9,507)	(9,563)
Increase (decrease) in foreign currency translation difference	22	29	-	-	1	(1)	-	-	2	-	-	25	78
Reclassifications	-	32,179	9,940	886	488	133	558	32,943	548	45	(203,412)	125,692	-
Other increases (decreases) (1)	(27)	6,249	(140)	-	(1)	-	-	-	(1)	-	(4,751)	35,265	36,594
Decreases for classification as held for sale (2)	(36)	-	-	-	-	-	-	-	-	-	-	-	(36)
Total changes	(41)	12,493	2,773	194	(396)	39	609	23,878	(276)	(1,120)	111,029	18,231	167,413
Closing balance	23,579	239,666	35,418	2,880	4,183	459	1,272	47,052	4,083	4,878	486,345	887,504	1,737,319

(1) The net balance of “Other Increases (Decreases)” corresponds to all those items that are reclassified to or from “Property, Plant and Equipment”, They can have the following origin: (i) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate; (ii) the variation representing the purchase and use of materials and spare parts; (iii) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; (iv) software that is reclassified to “Intangibles (v) Provisions related to the investment plan and assets related to closing the site.

(2) The Company classifies as non-current held for sale property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date, is classified by the Company as non-current assets held for sale. These assets or disposal groups are valued at the lower of carrying amount or the estimated sales value less the costs to sell and stop being amortized from the moment they are classified as non-current assets held for sale.

Reconciliation of changes in property, plant and equipment by class as of December 31, 2019, gross amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$ $	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	24,695	648,719	245,731	11,668	24,456	11,377	7,505	132,309	29,955	36,930	207,830	3,068,862	4,450,037
Additions	-	290	332	-	37	43	159	-	492	-	314,236	6,077	321,666
Disposals	-	-	(858)	-	-	-	-	-	(3)	-	-	(17)	(878)
Increase (decrease) in foreign currency translation difference	(35)	(72)	(4)	(2)	(9)	(3)	-	-	(6)	-	-	(72)	(203)
Reclassifications	132	18,526	12,456	477	745	-	89	16,901	1,289	1,565	(140,104)	88,088	164
Other increases (decreases)	-	-	(410)	-	302	24	256	12,409	(3,034)	-	(6,646)	(20,477)	(17,576)
Decreases for classification as held for sale	(1,172)	(1,436)	-	-	-	-	-	-	-	-	-	-	(2,608)
Total changes	(1,075)	17,308	11,516	475	1,075	64	504	29,310	(1,262)	1,565	167,486	73,599	300,565
Closing balance	23,620	666,027	257,247	12,143	25,531	11,441	8,009	161,619	28,693	38,495	375,316	3,142,461	4,750,602

Reconciliation of changes in property, plant and equipment by class as of December 31, 2019, accumulated depreciation	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	(409,911)	(217,556)	(8,776)	(19,734)	(10,864)	(6,813)	(120,808)	(24,975)	(30,813)	-	(2,144,964)	(2,995,214)
Changes
Disposals	-	-	858	-	-	-	-	-	1	-	-	-	859
Depreciation expense	-	(29,000)	(8,013)	(683)	(1,144)	(161)	(426)	(7,033)	(1,158)	(1,676)	-	(138,999)	(188,293)
Impairment	-	(49)	-	-	-	-	-	-	-	-	-	-	(49)
Increase (decrease) in foreign currency translation difference	-	28	3	1	7	1	-	-	5	-	-	34	79
Reclassifications	-	7	(6)	1	6	-	1	-	(5)	-	-	(207)	(203)
Other increases (decreases) (1)	-	(209)	112	-	(87)	3	(108)	(10,604)	1,798	(8)	-	10,948	1,845
Decreases for classification as held for sale	-	280	-	-	-	-	-	-	-	-	-	-	280
Total changes	-	(28,943)	(7,046)	(681)	(1,218)	(157)	(533)	(17,637)	641	(1,684)	-	(128,224)	(185,482)
Closing balance	-	(438,854)	(224,602)	(9,457)	(20,952)	(11,021)	(7,346)	(138,445)	(24,334)	(32,497)	-	(2,273,188)	(3,180,696)

Reconciliation of changes in property, plant and equipment by class as of December 31, 2019, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	24,695	238,808	28,175	2,892	4,722	513	692	11,501	4,980	6,117	207,830	923,898	1,454,823
Additions	-	290	332	-	37	43	159	-	492	-	314,236	6,077	321,666
Disposals	-	-	-	-	-	-	-	-	(2)	-	-	(17)	(19)
Depreciation expense	-	(29,000)	(8,013)	(683)	(1,144)	(161)	(426)	(7,033)	(1,158)	(1,676)	-	(138,999)	(188,293)
Impairment	-	(49)	-	-	-	-	-	-	-	-	-	-	(49)
Increase (decrease) in foreign currency translation difference	(35)	(44)	(1)	(1)	(2)	(2)	-	-	(1)	-	-	(38)	(124)
Reclassifications	132	18,533	12,450	478	751	-	90	16,901	1,284	1,565	(140,104)	87,881	(39)
Other increases (decreases) (1)	-	(209)	(298)	-	215	27	148	1,805	(1,236)	(8)	(6,646)	(9,529)	(15,731)
Decreases for classification as held for sale (2)	(1,172)	(1,156)	-	-	-	-	-	-	-	-	-	-	(2,328)
Total changes	(1,075)	(11,635)	4,470	(206)	(143)	(93)	(29)	11,673	(621)	(119)	167,486	(54,625)	115,083
Closing balance	23,620	227,173	32,645	2,686	4,579	420	663	23,174	4,359	5,998	375,316	869,273	1,569,906

(1) The net balance of “Other increases (Decreases)” corresponds to all those items that are reclassified to or from property, plant and equipment, They can have the following origin: (i) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate;, (ii) the variation representing the purchase and use of materials and spare parts; (iii) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; (iv) software that is reclassified to “Intangibles”, (v) Assets related to closing the site.

(2) The Company classifies as non-current held for sale property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date, is classified by the Company as non-current assets held for sale.
These assets or disposal groups are valued at the lower of carrying amount or the estimated sales value less the costs to sell and stop being amortized from the moment they are classified as non-current assets held for sale.

Disclosure of rates and costs for capitalized interest of property, plant and equipment [Text Block]
Costs of capitalized interest	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Capitalized interest rate	4%	4%
Amount of costs for interest capitalized in ThUS$	8,462	7,841